Long-Term Debt - Schedule of Debt Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
3/31/2014	$ 11,330
3/31/2015	11,381
3/30/2016	912
3/31/2017	969
3/31/2018	1,031
Thereafter	2,976
Total	$ 28,599	$ 38,906